Provision for reclamation liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision for reclamation liabilities (Details) [Line Items]
Estimated discounted cash flows of future reclamation costs	$ 6.2	$ 6.9
Expected timing to settle obligations	expected timing of cash flow payments required to settle the obligations between 2021 and 2026.
Undiscounted future cash ouflows	$ 6.2	$ 7.0
Discount rate	0.20%	1.70%
Reclamation disbursements	$ 0.8	$ 1.3
Deposit with financial institution pledged as security		$ 1.3
Fish Habitat Offsetting Plan Obligation [Member]
Provision for reclamation liabilities (Details) [Line Items]
Deposit with financial institution pledged as security	5.2
Reclamation Liabilities [Member]
Provision for reclamation liabilities (Details) [Line Items]
Deposit with financial institution pledged as security	$ 6.8